UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2013

Date of reporting period:  September 30, 2012

Item 1. Schedule of Investments.

Schedule of Investments September 30, 2012 (unaudited)

LK Balanced Fund

Description	Shares/Par	Value
COMMON STOCKS - 59.7%
Consumer Discretionary - 7.4%
Cato, Class A	12,500	$371,375
DIRECTV *	6,500	340,990
Walt Disney	7,000	365,960
Winnebago Industries *	13,000	164,190
		1,242,515
Consumer Staples - 2.5%
Colgate-Palmolive	1,700	182,274
ConAgra Foods	9,000	248,310
		430,584
Energy - 7.0%
Anadarko Petroleum	6,200	433,504
Chevron	4,418	514,962
Peabody Energy	10,000	222,900
		1,171,366
Financials - 9.1%
Berkshire Hathaway, Class A *	2	265,400
Leucadia National	12,200	277,550
Plum Creek Timber - REIT	8,000	350,720
St. Joe *	13,000	253,500
Texas Pacific Land Trust	6,959	379,961
		1,527,131
Health Care - 9.3%
Forest Laboratories *	10,500	373,905
Laboratory Corporation of America Holdings *	3,725	344,451
Pfizer	20,000	497,000
Thermo Fisher Scientific	6,000	352,980
		1,568,336
Industrials - 12.8%
Boeing	4,500	313,290
Chicago Bridge & Iron	12,500	476,125
GenCorp *	43,000	408,070
Kansas City Southern	6,600	500,149
Lincoln Electric Holdings	11,600	452,980
		2,150,614
Materials - 11.6%
Cemex SAB de CV *	36,290	302,296
Compass Minerals International	4,300	320,737
Freeport-McMoRan Copper & Gold	8,228	325,664
Vulcan Materials	9,000	425,700
Yamana Gold	30,000	573,300
		1,947,697
Total Common Stocks
(Cost $6,384,396)		10,038,243

CORPORATE BONDS - 26.4%
Consumer Discretionary - 1.8%
Walt Disney
5.875%, 12/15/2017	$250,000	305,674
Consumer Staples - 5.4%
Coca-Cola
7.125%, 08/01/2017	150,000	190,456
Kimberly-Clark
6.875%, 02/15/2014	150,000	162,866
Procter & Gamble
1.800%, 11/15/2015	275,000	285,321
William Wrigley Jr.
4.650%, 07/15/2015	250,000	266,910
		905,553
Energy - 1.9%
ConocoPhillips
6.650%, 07/15/2018	250,000	314,161
Financials - 6.9%
Berkshire Hathaway Financial
1.500%, 01/10/2014	250,000	253,750
Fannie Mae
3.000%, 09/24/2019	250,000	255,978
General Electric Capital
5.000%, 03/30/2024	250,000	252,949
John Deere Capital
3.000%, 10/15/2013	250,000	253,600
Weyerhaeuser - REIT
7.500%, 03/01/2013	150,000	153,567
		1,169,844
Health Care - 5.0%
Merck
4.375%, 02/15/2013	250,000	253,767
Pfizer
4.650%, 03/01/2018	250,000	293,807
Wyeth
5.500%, 02/15/2016	250,000	289,580
		837,154
Industrials - 3.1%
Avery Dennison
4.875%, 01/15/2013	250,000	253,134
Union Pacific Railroad
Series 2004-2
5.214%, 09/30/2014 (a)	250,000	267,718
		520,852
Information Technology - 0.8%
Corning
7.530%, 03/01/2023	110,000	133,752
Telecommunication Services - 1.5%
Qwest
7.125%, 11/15/2043	250,000	254,688
Total Corporate Bonds
(Cost $4,117,198)		4,441,678

MUNICIPAL BONDS - 5.2%
Blair, Nebraska Water System, Series C
3.500%, 12/15/2017	200,000	209,292
La Vista, Nebraska Economic Development Fund
6.528%, 10/15/2017	200,000	215,840
Nebraska Public Power District, Series B
1.580%, 01/01/2013	200,000	200,340
Omaha, Nebraska Special Tax, Build America Bonds
4.130%, 10/15/2016	220,000	242,834

Total Municipal Bonds
(Cost $823,507)		868,306

EXCHANGE-TRADED FUNDS - 4.4%
SPDR Barclays Capital High Yield Bond	6,000	241,320
SPDR Gold Trust *	2,900	498,858

Total Exchange-Traded Funds
(Cost $469,303)		740,178

U.S. GOVERNMENT SECURITIES - 3.8%
U.S. Treasury Notes #
2.125%, 01/15/2019	$266,773	327,692
1.125%, 01/15/2021	261,830	310,289
Total U.S. Government Securities
(Cost $528,669)		637,981

SHORT-TERM INVESTMENT - 0.3%
First American Government Obligations, Class Z, 0.016% ^
(Cost 47,474)	47,474	47,474

Total Investments - 99.8%
Cost ($12,370,547)		16,773,860
Other Assets and Liabilites, Net - 0.2%		39,060
Total Net Assets - 100.0%		$16,812,920

*	Non-income producing security
(a)
Security purchased within the terms of a private placement memorandum, except from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of September 30, 2012, the value of this investment was $267,718 or 1.6% of total net assets.

#	U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.
^	Variable rate security - The rate shown is the rate in effect as of September 30, 2012.
REIT-	Real Estate Investment Trust

Summary of Fair Value Exposure

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of September 30, 2012, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$10,038,243	$-	$-	$10,038,243
Corporate Bonds	-	4,441,678	-	4,441,678
Municipal Bonds	-	868,306	-	868,306
Exchange-Traded Funds	740,178	-	-	740,178
U.S. Government Securities	-	637,981	-	637,981
Short-Term Investment	47,474	-	-	47,474
Total Investments	$10,825,895	$5,947,965	$-	$16,773,860

Transfers between levels are recognized at the end of the reporting period.  During the period ended September 30, 2012, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

LK Balanced Fund

Cost of investments	$12,370,547

Gross unrealized appreciation	4,654,861
Gross unrealized depreciation	(251,548)
Net unrealized appreciation	$4,403,313

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                                  James R. Arnold, President

Date         November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ James R. Arnold
                                                     James R. Arnold, President

Date         November 26, 2012

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                                   Brian R. Wiedmeyer, Treasurer

Date         November 26, 2012